Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

May 22, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Money Market Trust (Securities Act File No. 2-91556; Investment Company Act File No. 811-04052) (the “Registrant”), with respect to Western Asset Tax Free Reserves (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated May 8, 2018 to the summary prospectus, prospectus and statement of additional information for the Fund.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz